VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 109.9%
Automobiles & Components : 11.0%
Banco Products India Ltd. 29,743 $ 161,245
Eicher Motors Ltd. 72,499 5,076,269
Hero MotoCorp Ltd. 81,107 4,384,176
Pricol Ltd. 48,941 265,167
Shriram Pistons & Rings Ltd. 9,100 291,632
SJS Enterprises Ltd. 15,722 260,966
10,439,455
Banks : 21.9%
Bank of Baroda 1,273,013 3,355,905
Bank of India 854,508 1,250,074
Bank of Maharashtra 1,358,449 895,427
Canara Bank 2,227,930 2,935,203
IDBI Bank Ltd. 4,177,480 2,737,702
Indian Bank 236,359 2,122,240
Jammu & Kashmir Bank Ltd. 264,760 309,995
State Bank of India 491,264 5,123,472
Union Bank of India Ltd. 1,308,973 2,295,029
21,025,047
Capital Goods : 25.1%
Balu Forge Industries Ltd. 28,223 114,917
Bharat Electronics Ltd. 1,179,201 5,046,093
Data Patterns India Ltd. 14,645 473,802
Engineers India Ltd. 186,026 361,695
Force Motors Ltd. 3,248 672,002
Garden Reach Shipbuilders &
Engineers Ltd. 17,632 370,792
GE Vernova T&D India Ltd. 77,336 2,992,329
HBL Engineering Ltd. 70,216 455,133
Hindustan Aeronautics Ltd. 118,582 4,359,774
IndiaMart InterMesh Ltd. 144A 18,500 390,888
Interarch Building Solutions
Ltd. 4,393 77,116
KRN Heat Exchanger And
Refrigeration Ltd. * 10,581 96,899
Polycab India Ltd. 49,757 3,640,859
Quality Power Electrical
Equipments Ltd. 12,212 104,756
Shaily Engineering Plastics Ltd. 14,114 312,888
Shakti Pumps India Ltd. 36,510 180,123
Suzlon Energy Ltd. * 7,205,136 3,053,658
TD Power Systems Ltd. 78,472 712,321
Transformers & Rectifiers India
Ltd. 68,591 187,273
Transrail Lighting Ltd. 20,342 98,422
Voltamp Transformers Ltd. 4,062 377,958
24,079,698
Commercial & Professional Services : 1.2%
BLS International Services Ltd. 71,609 181,231
eClerx Services Ltd. 26,636 393,528
International Gemmological
Institute India Ltd. 63,718 217,254
Sagility Ltd. 971,783 413,097
1,205,110
Number
of Shares Value
Consumer Discretionary Distribution &
Retail : 4.9%
Trent Ltd. 129,115 $ 4,547,094
V2 Retail Ltd.* 93,282 187,675
4,734,769
Consumer Durables & Apparel : 0.2%
SKY Gold and Diamonds Ltd.* 48,581 164,001
Underline
Financial Services : 17.3%
Aditya Birla Sun Life Asset
Management Co. Ltd. 41,750 391,366
Authum Investment &
Infrastucture Ltd. 57,139 263,512
BSE Ltd. 191,004 5,498,972
HDFC Asset Management Co.
Ltd. 144A 135,011 3,154,901
Kfin Technologies Ltd. 60,046 563,362
Multi Commodity Exchange of
India Ltd. 134,380 3,433,868
Muthoot Finance Ltd. 72,301 2,427,978
Nippon Life India Asset
Management Ltd. 144A 115,482 976,040
16,709,999
Food, Beverage & Tobacco : 0.1%
Piccadily Agro Industries Ltd.* 15,852 87,488
Underline
Health Care Equipment & Services : 1.6%
Inventurus Knowledge
Solutions Ltd.* 96,262 1,357,439
Yatharth Hospital & Trauma
Care Services Ltd.* 26,428 173,374
1,530,813
Household & Personal Products : 0.4%
Bajaj Consumer Care Ltd.* 46,779 172,693
Cupid Ltd.* 227,969 199,731
372,424
Materials : 7.7%
Chambal Fertilisers and
Chemicals Ltd. 99,818 452,124
Hindustan Copper Ltd. 219,508 1,063,307
Lloyds Metals & Energy Ltd. 64,522 873,846
National Aluminium Co. Ltd. 526,720 2,174,411
NMDC Ltd. 2,246,842 1,828,484
Pondy Oxides & Chemicals Ltd. 10,738 117,134
Sharda Cropchem Ltd. 15,977 148,590
Welspun Corp. Ltd. 74,808 649,055
7,306,951
Media & Entertainment : 0.2%
Tips Music Ltd. 29,329 154,676
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 8.7%
Acutaas Chemicals Ltd. 32,118 875,353
Ajanta Pharma Ltd. 26,540 789,399
Lupin Ltd. 152,998 3,786,406
Natco Pharma Ltd. 51,189 531,721
SAI Life Sciences Ltd. 144A * 79,082 816,450
Senores Pharmaceuticals Ltd. * 12,860 103,538
Zydus Lifesciences Ltd. 156,925 1,461,119
8,363,986

VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Real Estate Management & Development :
0.0%
Genus Prime Infra Ltd. 7,611 $ 1,698
Underline
Semiconductors & Semiconductor
Equipment : 2.7%
Premier Energies Ltd. 144A 74,824 716,346
WAAREE Energies Ltd. 55,348 1,814,691
Websol Energy System Ltd.* 144,406 101,667
2,632,704
Software & Services : 0.1%
Zaggle Prepaid Ocean Services
Ltd.* 37,455 75,033
Underline
Number
of Shares Value
Technology Hardware & Equipment : 0.9%
Netweb Technologies India Ltd. 13,366 $ 441,275
Syrma SGS Technology Ltd. 49,721 411,346
852,621
Telecommunication Services : 5.8%
Bharti Airtel Ltd. 295,277 5,611,261
Underline
Transportation : 0.1%
Knowledge Marine &
Engineering Works Ltd.* 4,961 76,689
Underline
Total Common Stocks
(Cost: $102,588,475) 105,424,423
Total Investments: 109.9%
(Cost: $102,588,475) 105,424,423
Liabilities in excess of other assets: (9.9)% (9,530,500)
NET ASSETS: 100.0% $ 95,893,923
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,054,625, or 6.3% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 105,424,423
Automobiles & Components $ 265,167 $ 10,174,288 $ — $ 10,439,455
Banks — 21,025,047 — 21,025,047
Capital Goods 5,006,940 19,072,758 — 24,079,698
Commercial & Professional
Services — 1,205,110 — 1,205,110
Consumer Discretionary
Distribution & Retail — 4,734,769 — 4,734,769
Consumer Durables & Apparel — 164,001 — 164,001
Financial Services 4,130,941 12,579,058 — 16,709,999
Food, Beverage & Tobacco — 87,488 — 87,488
Health Care Equipment &
Services — 1,530,813 — 1,530,813
Household & Personal Products 199,731 172,693 — 372,424
Materials — 7,306,951 — 7,306,951
Media & Entertainment — 154,676 — 154,676
Pharmaceuticals, Biotechnology
& Life Sciences — 8,363,986 — 8,363,986
Real Estate Management &
Development 1,698 — — 1,698
Semiconductors &
Semiconductor Equipment 1,814,691 818,013 — 2,632,704
Software & Services — 75,033 — 75,033
Technology Hardware &
Equipment — 852,621 — 852,621
Telecommunication Services — 5,611,261 — 5,611,261
Transportation 76,689 — — 76,689
Total Investments $ 11,495,857 $ 93,928,566 $ — $ 105,424,423